Summary Of Significant Accounting Policies (Policies)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation
Basis of Presentation
These Unaudited Condensed Consolidated Financial Statements of the Company are comprised of the Company’s subsidiaries from the date on which they were acquired. Each subsidiary is wholly owned by either MCT Holdings or Incodema Holdings, both of which are wholly owned by the Company.
The Unaudited Condensed Consolidated Financial Statements have been prepared in conformity with U.S. GAAP pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. In the opinion of the Company, these Unaudited Condensed Consolidated Financial Statements contain all adjustments, consisting of only recurring adjustments, necessary for a fair representation of the Company’s financial position as of September 30, 2021, its results of operations for the nine months ended September 30, 2021 and September 30, 2020, and its cash flows for the nine months ended September 30, 2021 and September 30, 2020.
The Unaudited Condensed Consolidated Balance Sheet as of December 31, 2020, included herein for comparative purposes, was derived from the Company’s audited consolidated balance sheet for the year ended December 31, 2020.
These Unaudited Condensed Consolidated Financial Statements do not contain certain footnote disclosures that were included as part of the Company’s audited annual financial statements. As such, these Unaudited Condensed Consolidated Financial Statements should be read in conjunction with the Company’s audited annual financial statements for the years ended December 31, 2020 and 2019, which describes the Company’s significant accounting policies and includes all disclosures required by U.S. GAAP for annual reporting periods.

Basis of Presentation of the Consolidated Financial Statements
The consolidated financial statements of the Company are comprised of the Company’s subsidiaries from the date on which they were acquired. Each subsidiary is wholly owned by either MCT Holdings or Incodema Holdings, both of which are wholly owned by the Company. The Company’s subsidiaries include: Midwest Composite Technologies, LLC (a Wisconsin Limited Liability Company); Kemeera LLC (a California Limited Liability Company); ICO Mold, LLC (a Delaware Limited Liability Company), Incodema, LLC (a New York Limited Liability Company); Newchem, LLC (a New York Limited Liability Company); Dahlquist Machine, LLC (a Minnesota Limited Liability Company); Majestic Metals, LLC (a Colorado Limited Liability Company); and Mark Two Engineering, LLC (a Florida Limited Liability Company).
The Consolidated Financial Statements as of December 31, 2020 and 2019 have been prepared in accordance with accounting principles generally accepted in the United States of America. All material intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of Consolidated Financial Statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash and other short-term investments with original maturities of three months or less at the date of purchase. The Company maintains cash in bank deposit accounts which at times may exceed federally insured deposit limits. The Company has not experienced any losses on such accounts and considers such associated credit risk to be immaterial to the Company’s financial statements.

Income Taxes
Income Taxes
The Company wholly owns Summit Tooling, Inc. (“Summit Tooling”), Centex, and Laser, which are treated as taxpaying C corporations in the U.S. Each of the Company’s taxpaying subsidiaries were acquired in 2021. Accordingly, the Company provides current and deferred taxes for these entities. The Company and its other subsidiaries are treated as flow-through entities for federal and state income tax purposes and are not subject to income tax as the LLC members are responsible for the tax consequences of each member’s proportionate share of the flow-through income or loss of the remaining Company operations. The Company’s flow-through operations are subject to certain state and local income and franchise taxes, which are included in the Consolidated Statements of Comprehensive Loss as other income, net. In addition, MCT Holdings’ wholly owned subsidiary, ICO Mold (Shenzhen), LLC, is subject to income tax within the jurisdiction of the People’s Republic of China. Foreign income tax expense was insignificant during both the nine months ended September 30, 2021 and September 30, 2020. As such, the Company’s tax provision pertains solely to the taxpaying C corporation subsidiaries.
The Company’s taxable subsidiaries account for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the book carrying values and the tax basis of the assets, liabilities, and tax attributes (e.g., NOLs) of the taxable subsidiaries. The Company is in a net deferred tax liability position which is classified as noncurrent on the Unaudited Condensed Consolidated Balance Sheet. The Company establishes a valuation allowance when necessary to reduce deferred tax assets to the amount that are more likely than not to be realized. The Company has evaluated the need for a valuation allowance and has determined that deferred tax assets are more likely than not to be realized.
The Company evaluates tax positions taken or expected to be taken in a tax return for financial statement recognition. A tax position is recognized when it is more likely than not that the tax position will be sustained upon examination, including the resolution of appeals or litigation. The Company records the amount of benefits from tax positions taken that have a greater than 50% likelihood of being realized upon settlement with taxing authorities. Interest and penalties related to unrecognized tax benefits are recognized in the income tax benefits in the accompanying Unaudited Condensed Consolidated Statements of Comprehensive Loss. No interest and penalties were recognized for the periods presented.

Income Taxes
As a limited liability company, the Company has elected to report as a partnership for federal and state income tax purposes at a consolidated level. Consequently, federal income taxes are not payable or provided for by the Company. Members are taxed individually on their pro-rata
ownership share of the Company’s earnings. The Company’s net income or loss is allocated among the members in accordance with the Company’s operating agreement. The Company is subject to certain state and local income and franchise taxes, which are included in the Consolidated Statements of Comprehensive Loss as other income, net. In addition, MCT Holding’s wholly owned subsidiary, ICO Mold (Shenzhen), LLC, is subject to income within the jurisdiction of the People’s Republic of China. Foreign income tax expense was insignificant during both the year ended December 31, 2020 and the year ended December 31, 2019.

Concentration of Credit Risk
Credit Risk, Major Customers, and Suppliers
The Company extends trade credit to its customers on terms that are generally practiced in the industry. During the years ended December 31, 2020 and 2019, the Company did not have any customers that accounted for more than 10% of revenue. During the years ended December 31, 2020 and 2019, approximately 19% and 12%, respectively, of inventory purchases were from a single related party supplier, Fathom Precision International Ltd. See Note 15.

Fair Value Measurements
Fair Value Measurements
Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provide a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. There are three levels of inputs that may be used to measure fair value:
Fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques considering the characteristics of the asset.
In instances whereby inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

COVID-19
COVID-19
On March 11, 2020, the World Health Organization declared the outbreak of a respiratory disease caused by a new coronavirus as a “pandemic”. First identified in late 2019 and now known as
COVID-19,
the outbreak has impacted millions of individuals worldwide. As of the date of issuance of these Unaudited Condensed Consolidated Financial Statements, the Company’s operations have not been significantly impacted, but the Company continues to monitor the situation. No impairments were recorded as of the Consolidated Balance Sheet dates, as no triggering events or changes in circumstances had occurred as of year-end
or as of the most
recent quarter-end; however, due to uncertainty surrounding the situation, and specifically as it pertains to
the current global supply chain disruptions, management’s judgment regarding this could change in the future. In addition, while the Company’s results of operations, cash flows and financial condition were not significantly impacted, the extent of any future impact cannot be reasonably estimated at this time.

COVID-19
On March 11, 2020, the World Health Organization declared the outbreak of a respiratory disease caused by a new coronavirus as a “pandemic”. First identified in late 2019 and now known as
COVID-19,
the outbreak has impacted millions of individuals worldwide. As of the date of issuance of the Consolidated Financial Statements, the Company’s operations have not been significantly impacted, but the Company continues to monitor the situation. No impairments were recorded as of the Consolidated Balance Sheet dates, as no triggering events or changes in circumstances had occurred as of year-end;
however, due to uncertainty surrounding the situation, and specifically as it pertains to the current global supply chain disruptions, management’s judgment regarding this could change in the future. In addition, while the Company’s results of operations, cash flows and financial condition were not significantly impacted, the extent of any future impact cannot be reasonably estimated at this time.

Recent Accounting Standards
Recent Accounting Pronouncements
The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-02,
Leases
, which will supersede the current lease requirements in ASC 840. The ASU requires lessees to recognize a right-to-use
asset and related lease liability for all leases, with a limited exception for short-term leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the statement of operations. Currently, leases are classified as either capital or operating, with only capital leases recognized on the balance sheet. The new lease guidance will be effective for the Company’s year ending December 31, 2022 and will be applied using a modified retrospective transition method to either the beginning of the earliest period presented or the beginning of the year of adoption. The new lease standard is expected to have a significant effect on the Company’s financial statements as a result of the Company’s operating leases, that will be reported on the balance sheet at adoption. Upon adoption, the Company will recognize a lease liability and corresponding right-to
use asset based on the present value of the minimum lease payments. The effects on the results of operations are not expected to be significant as recognition and measurement of expenses and cash flows for leases will be substantially the same under the new standard.
The FASB issued ASU
2016-13,
Financial Instruments—Credit Losses: Measurement of Credit Losses on
Financial Instruments (Topic 326)
, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments including trade receivables and available for sale debt securities. ASU
2016-13
is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company continues to evaluate the impact of this ASU on its Consolidated Financial Statements.

Recent Accounting Pronouncements
The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-02,
Leases
, which will supersede the current lease requirements in ASC 840. The ASU requires lessees to recognize a right-to-use
asset and related lease liability for all leases, with a limited exception for short-term leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the statement of operations. Currently, leases are classified as either capital or operating, with only capital leases recognized on the balance sheet. The new lease guidance will be effective for the Company’s year ending December 31, 2022 and will be applied using a modified retrospective transition method to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company is still evaluating which method it will apply. The new lease standard is expected to have a significant effect on the Company’s financial statements as a result of the Company’s operating leases, as disclosed in Note 9, that will be reported on the balance sheet at adoption. Upon adoption, the Company will recognize a lease liability and corresponding right-to
use asset based on the present value of the minimum lease payments. The effects on the results of operations are not expected to be significant as recognition and measurement of expenses and cash flows for leases will be substantially the same under the new standard.
The FASB issued ASU
2016-13,
 Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326)
, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables and available for sale debt securities. ASU
2016-13
is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company continues to evaluate the impact of this ASU on its Consolidated Financial Statements.
The FASB issued ASU
2018-15,
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract,
which requires a customer in a cloud computing arrangement that is a service contract to follow the internal-use
software guidance in ASC Topic
350-40
to determine which implementation costs to defer and recognize as an asset. ASU
2018-15
will be effective for annual periods, and interim periods within annual periods, beginning after December 15, 2020 and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted, including adoption in any interim period, for all entities. The Company continues to evaluate the impact the adoption of ASU
2018-15
will have on its Consolidated Financial Statements.
The FASB issued ASU
2019-12,
 Income Taxes (Topic

740
): Simplifying the Accounting for Income Taxes
 (ASU
2019-12
). ASU
2019-12
 attempts to simplify aspects of accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up
in the tax basis of goodwill. ASU
2019-12
 is effective for fiscal years beginning after
December 15, 2020,
 including interim periods within that fiscal year. The Company does not anticipate any material impact on the Company’s Consolidated Financial Statements upon adoption.

The FASB
issued ASU
2020-04,
Facilitating the effects of Reference
Rate
Reform on Financial Reporting
, which provide optional expedients and exceptions for applying generally accepted accounting principles (“GAAP”) to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this Update apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December
31
,
2022
, except for hedging relationships existing as of December
31
,
2022
, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The amendments in this Update are effective for all entities as of March
12
,
2020
through December
31
,
2022
. The Company continues to evaluate the impact of the adoption of ASU
2020-04
will have on its Consolidated Financial Statements.

Correction of an Immaterial Error
Correction of an Immaterial Error
The Consolidated Balance Sheet as of December 31, 2020 includes the correction of an immaterial error related to contingent consideration. The correction relates to a reclassification of certain amounts between assets and liabilities comprised of a decrease in (short-term) contingent consideration of $8,726, a decrease to accounts receivable of $101, and decrease to other current assets of $144, a decrease to property and equipment, net of $418, a decrease to other non-current assets of $48, an increase to accounts payable of $253, an increase of $389 to other non-current liabilities, and an increase to long-term contingent consideration of $7,373.

Trade Accounts Receivable, Unbilled Revenue and Allowance for Doubtful Accounts
Trade Accounts Receivable, Unbilled Revenue and Allowance for Doubtful Accounts
Accounts receivable are stated at net invoice amounts. Unbilled revenue represents receivables due from customers as either the performance obligation has been completed for revenue recognized over time or the product has shipped and the customer invoice has yet to be generated. The balance in unbilled revenue, included in accounts receivable, was $173 and $634 as of December 31, 2020 and 2019, respectively. An allowance for doubtful accounts is established based on a specific assessment of all invoices that remain unpaid following normal customer payment periods. In addition, a general valuation allowance is established for the remaining accounts receivable that have not been specifically assessed based on historical loss experience as well as geographic and general economic conditions. All amounts deemed to be uncollectible are charged against the allowance for doubtful accounts in the period that determination is made. The allowance for doubtful accounts on accounts receivable balances was $649 as of December 31, 2020 and $386 as of December 31, 2019.

Inventory
Inventory
Inventory is stated at the lower of cost or net realizable value (“NRV”), with NRV based on selling prices in the ordinary course of business, less costs of completion, disposal, and transportation. Costs are determined on the first-in,
first-out
(“FIFO”) method.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost or fair value, if acquired in the business combinations, as described in Note 3. The straight-line method is used for computing depreciation and amortization. Assets are depreciated over their estimated useful lives. The cost of leasehold improvements are amortized over the lesser of the length of the related leases or the estimated useful lives of the assets. Costs of maintenance and repairs are charged to expense when incurred.

Asset	Useful Lives (In Years)
Property and leasehold Improvements	4-20
Machinery & equipment	1-6
Furniture & fixtures	1-7
Vehicles and equipment	1-4
Capitalized software	1-2

Goodwill
Goodwill
The Company recognizes goodwill in accordance with ASC 350,
Intangibles—Goodwill and Other.
Goodwill is the excess of costs of an acquired entity over the amounts assigned to assets acquired and liabilities assumed in a business combination. Goodwill is not amortized. Goodwill is tested for impairment annually on October 1st of each year and is tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. During the years ended December 31, 2020 and 2019, the Company performed a quantitative analysis, which indicated that no impairment charges for goodwill were required to be recognized.

Intangible Assets
Intangible Assets
Acquired intangible assets subject to amortization are stated at cost and are amortized using the straight-line method over the estimated useful lives of the assets. Intangible assets that are subject to amortization are reviewed for potential impairment whenever events or circumstances indicate that carrying amounts may not be recoverable. During 2019 and 2020 there were no impairments of intangible assets.

Foreign Currency Exchange and Translation
Foreign Currency Exchange and Translation
The expression of assets and liabilities in a foreign currency amount gives rise to exchange gains and losses when such obligations are paid in United States dollars. Foreign currency exchange rate adjustment (i.e., differences between amounts recorded and actual amounts owed or paid) are reported in the Consolidated Statements of Comprehensive Loss as foreign currency fluctuations occur. Foreign currency exchange rate adjustments are reported in the Consolidated Statements of Cash Flows using the exchange rates in effect at the time of the cash flows. Adjustments for the years ended December 31, 2020 and 2019 were immaterial.
Assets and liabilities of the Company’s operations in China are translated into U.S. dollars at the rate of exchange in effect at the close of the period. Income and expenses are translated at an average rate of exchange for the period. The aggregate effect of translating the financial statements is included in other comprehensive loss.

Debt Issuance Costs
Debt Issuance Costs
Debt issuance costs were incurred by the Company in connection with obtaining the debt to finance the acquisitions disclosed in Note 3. If such financing is settled or replaced prior to maturity with debt instruments that have substantially different terms, the settlement is treated as an extinguishment and the unamortized costs are charged to gain or loss on extinguishment of debt. If such financing is settled or replaced with debt instruments from the same lender that do not have substantially different terms, the new debt agreement is accounted for as a modification of the prior debt agreement and the unamortized costs remain capitalized, the new original issuance discount costs are capitalized, and any new third-party costs are charged to expense. These costs are recorded as a reduction in the recorded balance of the outstanding debt. The costs are amortized over the term of the related debt and reported as a component of interest expense by using the straight-line method which is not materially different than the effective interest method.

Revenue Recognition
Revenue Recognition
On January 1, 2019, the Company adopted ASC 606,
Revenue from Contracts with Customers
, using the modified retrospective approach. Most of the Company’s revenue has one performance obligation and is recognized on a point-in-time
basis upon shipment. The majority of the Company’s injection molding contracts have multiple performance obligations including one obligation to produce the mold and sample part and a second obligation to produce production parts. For injection molding contracts with multiple performance obligations, the Company allocates revenue to each performance obligation based on its relative standalone selling price and recognizes revenue for each performance obligation on a point-in-time
basis upon shipment. We generally determine standalone selling price based on the price charged to customers. The Company’s payments terms are consistent with industry standards and never exceed 12 months.

Other Comprehensive Loss
Other Comprehensive Loss
Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Certain changes in assets and liabilities, however, such as foreign currency translation adjustments, are reported as a direct adjustment to the equity section of the Consolidated Balance Sheets. Such items, along with net income, are considered components of comprehensive loss.

ALTIMAR ACQUISITION CORP. II [Member]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.
The Company does not have sufficient liquidity to meet its anticipated obligations over the next year from the date of issuance of these financial statements. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”)
2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company has access to funds from the Sponsor that are sufficient to fund the working capital needs of the Company until the earlier of the consummation of the Proposed Public Offering and one year from the date of issuance of these financial statements.

Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“
GAAP
”) for interim financial information and in accordance with the instructions to the Quarterly Report on Form
10-Q
and Article 8 of Regulation
S-X
of the SEC. Certain information or footnote disclosures normally included in condensed financial statements prepared in accordance with GAAP have been cond
e
nsed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all of the information and footnotes necessary for a complete presentation of financial position, results of operations or cash flows. In the opinion of the Company’s management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, results of operations and cash flows for the periods presented.
The interim results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future periods.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, as amended, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “
JOBS Act
”), and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies, including, among others, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, as amended, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a registration statement under the Securities Act declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is
irrevocable. The Company has elected not to opt out of such extended transition period which means that, when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of the condensed financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires the Company’s management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed financial statements, which the Company’s management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
One of the more significant accounting estimates included in these condensed financial statements is the determination of the fair value of the Warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. As of September 30, 2021 the Company held $345,011,697 in a money market fund in the Trust Account. The Company did not have any cash equivalents as of December 31, 2020.

Offering Costs
Deferred Offering Costs
Deferred offering costs consist of legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Proposed Public Offering and that will be charged to shareholder’s equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses incurred, will be charged to operations.

Offering Costs
Offering costs consist of legal, accounting and underwriting fees and other costs incurred through the balance sheet date that are directly related to the Initial Public Offering. Offering costs amounted to $19,490,958, of which $18,735,887 were charged to Class A Ordinary Shares subject to possible redemption upon the completion of the Initial Public Offering and
$755,071 were expensed on the condensed statement of operations.

Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for the Class A Ordinary Shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“
ASC
”) Topic 480, “
Distinguishing Liabilities from Equity
.” Class A Ordinary Shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable Class A Ordinary Shares (including Class A Ordinary Shares that feature redemption rights that are either within the control of the Selling Stockholder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A Ordinary Shares are classified as shareholders’ equity. The Class A Ordinary Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of September 30, 2021 and December 31, 2020,
34,500,000 and zero, respectively, Class A Ordinary Shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s condensed balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts carrying value of redeemable Ordinary Shares to equal the redemption value at the end of the reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of the redeemable Class A Ordinary Shares resulted in charges against additional paid-in
capital and accumulated deficit.
At September 30, 2021 the Class A Ordinary Shares reflected in the condensed balance sheet are reconciled in the following table:

Gross proceeds	$345,000,000
Plus / (less) adjustments to carrying value:
Proceeds allocated to the Public Warrants	(12,933,516)
Class A Ordinary Shares issuance costs	(18,735,887)
Plus:
Accretion of carrying value to redemption value	31,669,403

Class A Ordinary Shares subject to possible redemption	$345,000,000

Warrant Liability
Warrant Liability
The Company accounts for the Warrants as either equity-classified or liability-classified instruments based on an assessment of the Warrants’ specific terms and applicable authoritative guidance in the Financial Accounting Standards Board (the “
FASB
”) ASC Topic 480, “
Distinguishing Liabilities from Equity
,” and ASC Topic 815, “
Derivatives and Hedging
.” The assessment considers whether the Warrants are freestanding financial instruments pursuant to ASC Topic 480, whether Warrants meet the definition of a liability pursuant to ASC Topic 480 and whether the Warrants meet all of the requirements for equity classification under ASC Topic 815, including whether the Warrants are indexed to the Class A Ordinary Shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the Warrants and as of each subsequent quarterly period end date while the Warrants are outstanding.
For issued or modified Warrants that meet all of the criteria for equity classification, the Warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified Warrants that do not meet all the criteria for equity classification, the Warrants are required to be recorded at their fair value on the date of issuance and each balance sheet date thereafter. Changes in the estimated fair value of the Warrants are recognized as a non-cash
gain or loss on the statements of operations. The fair value of the Public Warrants was determined using the closing price of the Public Warrants, and the fair value of the Private Placement Warrants was estimated using a Monte Carlo simulation approach (see Note 9).

Income Taxes
Income Taxes
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2020, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Income Taxes
The Company accounts for income taxes under ASC Topic 740, “
Income Taxes
,” which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of September 30, 2021 and December 31, 2020, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Net Income (Loss) per Ordinary Share
Net Loss Per Ordinary Share
Net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares issued and outstanding during the period, excluding ordinary shares subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of 1,125,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 5). At December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per ordinary share is the same as basic loss per ordinary share for the period presented.

Net Income (Loss) per Ordinary Share
The Company complies with accounting and disclosure requirements of ASC Topic 260, “
Earnings Per Share
.” The Company has two classes of ordinary shares, which are referred to as Class A Ordinary Shares and Class B

Ordinary Shares. Income and losses are shared pro rata between the two classes of ordinary shares.
Net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. The calculation of diluted income (loss) per share does not consider the effect of the Public Warrants issued in connection with the Initial Public Offering and the sale of the Private Placement Warrants, because the exercise of the Warrants is contingent upon the occurrence of future events. Accretion associated with the redeemable shares of the Class A Ordinary Shares is excluded from earnings per share as the redemption value approximates fair value.
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Redeemable Class A Ordinary Shares
Numerator:
Allocation of net income (loss)	$2,082,014	$587,479
Denominator:
Basic and diluted weighted average shares outstanding	34,500,000	29,571,429
Basic and diluted net income (loss) per share	$0.06	$0.02

Class B Ordinary Shares
Numerator:
Allocation of net income (loss)	$520,503	$168,073
Denominator:
Basic and diluted weighted average shares outstanding	8,625,000	8,460,165
Basic and diluted net income (loss) per share	$0.06	$0.02
For the three and nine months ended September 30, 2021, basic and diluted shares are the same as there are no redeemable and non-redeemable
securities that are dilutive to the Company’s shareholders.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on these accounts and the Company’s management believes the Company is not exposed to significant risks on such account.

Fair Value Measurements
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “
Fair Value Measurement
,” approximates the carrying amounts represented in the accompanying condensed balance sheets, primarily due to their short-term nature, except for the Warrant liability (see Note 9).

Recent Accounting Standards
Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Standards
In August 2020, the FASB issued Accounting Standards Update No.
2020-06, ”Debt
— Debt with Conversion and Other Options (Subtopic
470-20)”
and “
Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
” (“
ASU
2020-06
”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU
2020-06
removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU
2020-06
is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU
2020-06
effective as of January 1, 2021. The adoption of ASU
2020-06
did not have an impact on the Company’s condensed financial statements as the Company did not hold convertible instruments prior to January 1, 2021.
The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.